INCOME TAXES	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
INCOME TAXES

As of January 3, 2014, our federal net operating loss (“NOL”) carryovers were approximately $29.1 million. These federal NOL carryovers expire in years 2020 through 2032. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $257.2 million. These state NOL carryovers expire in years 2014 through 2032. There are also foreign NOL carryovers in various jurisdictions of approximately $535.3 million. The majority of the foreign NOL carryovers have no expiration date. At January 3, 2014, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $129.9 million with a valuation allowance of $96.7 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of January 3, 2014 and December 28, 2012, we have remaining tax-deductible goodwill of $142.0 million and $223.2 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 13 years. The tax deduction for goodwill for 2014 is expected to be approximately $72.5 million and is expected to be substantially lower beginning in 2015.

As of January 3, 2014, December 28, 2012 and December 30, 2011, we had $14.0 million, $15.4 million and $16.7 million of unrecognized tax benefits, respectively. Included in the balance of unrecognized tax benefits at the end of fiscal year 2013 were $9.8 million of tax benefits, which, if recognized, would affect our effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Unrecognized tax benefits beginning balance	$15.4	$16.7	$21.5
Gross increase – tax positions in prior years	1.7	1.2	2.7
Gross decrease – tax positions in prior years	(0.2)	(1.2)	(3.6)
Gross increase – current period tax positions	—	1.2	—
Settlements	(1.4)	(0.2)	(0.2)
Lapse of statute of limitations	(1.5)	(2.4)	(3.7)
Unrecognized tax benefits acquired in current year	—	0.1	—
Unrecognized tax benefits ending balance	$14.0	$15.4	$16.7

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended January 3, 2014, December 28, 2012 and December 30, 2011, we recognized $0.5 million, $(1.4) million and $(1.4) million, respectively, in interest and penalties. We have accrued approximately $5.8 million, $5.3 million and $6.7 million in interest and penalties as of January 3, 2014, December 28, 2012 and December 30, 2011, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.

NOTE 13. INCOME TAXES

The components of income tax expense were as follows:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Current:
Federal	$76.1	$152.3	$78.3
State and local	9.8	35.9	17.6
Foreign	8.8	18.3	19.2
Subtotal	94.7	206.5	115.1

Deferred:
Federal	70.8	(10.5)	26.2
State and local	9.7	1.0	5.6
Foreign	(7.5)	(7.1)	(3.5)
Subtotal	73.0	(16.6)	28.3
Total income tax expense	$167.7	$189.9	$143.4

The difference between total tax expense and the amount computed by applying the U.S. statutory federal income tax rate to income before taxes was as follows:

	Year Ended
	January 3, 2014		December 28, 2012		December 30, 2011

(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$174.0	35.0%	$215.5	35.0%	$80.1	35.0%
State taxes, net of federal benefit	13.7	2.8%	26.3	4.3%	17.7	7.7%
Adjustments to valuation allowances	4.4	0.9%	4.0	0.6%	19.6	8.5%
Foreign income taxed at rates other than 35%	(10.2)	(2.1%)	(24.4)	(4.1%)	(27.2)	(11.9%)
Goodwill impairment	—	—	—	—	86.3	37.7%
Exclusion of tax on noncontrolling interests	(19.8)	(4.0%)	(29.9)	(4.9%)	(30.1)	(13.2%)
Other adjustments	5.6	1.1%	(1.6)	(0.1%)	(3.0)	(1.2%)
Total income tax expense	$167.7	33.7%	$189.9	30.8%	$143.4	62.6%

The significant components of our deferred tax assets and liabilities were as follows:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Deferred tax assets:
Accrued employee benefits	$230.7	$237.6	$200.0
Net operating losses	129.9	132.2	108.4
Accrued liabilities	59.7	71.9	60.6
Insurance reserves	15.9	38.2	40.3
Tax credits	13.0	15.1	10.5
Other	20.6	23.1	19.6
Total deferred tax assets	469.8	518.1	439.4
Valuation allowance on deferred tax assets	(145.0)	(137.6)	(124.0)
Net deferred tax assets	$324.8	$380.5	$315.4

Deferred tax liabilities:
Depreciation and amortization	$(456.4)	$(466.1)	$(360.8)
Contract revenue and costs	(126.9)	(79.9)	(74.2)
Subsidiary basis difference	(150.1)	(146.8)	(145.5)
Total deferred tax liabilities	(733.4)	(692.8)	(580.5)
Deferred tax liabilities, net of deferred tax assets	$(408.6)	$(312.3)	$(265.1)

We have indefinitely reinvested $431.9 million of undistributed earnings of our foreign operations outside of our U.S. tax jurisdiction as of January 3, 2014. No deferred tax liability has been recognized for the remittance of such earnings to the U.S. since it is our intention to utilize these earnings in our foreign operations. The determination of the amount of deferred taxes on these earnings is not practicable since the computation would depend on a number of factors that cannot be known unless a decision is made to repatriate the earnings. Some of our foreign earnings are indefinitely reinvested between other foreign countries. No cash distributions were made from our foreign subsidiaries in fiscal year 2011, 2012 or 2013

As of January 3, 2014, our federal net operating loss (“NOL”) carryovers were approximately $29.1 million. These federal NOL carryovers expire in years 2020 through 2032. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $257.2 million. These state NOL carryovers expire in years 2014 through 2032. There are also foreign NOL carryovers in various jurisdictions of approximately $535.3 million. The majority of the foreign NOL carryovers have no expiration date. At January 3, 2014, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $129.9 million with a valuation allowance of $96.7 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of January 3, 2014 and December 28, 2012, we have remaining tax-deductible goodwill of $142.0 million and $223.2 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 13 years. The tax deduction for goodwill for 2014 is expected to be approximately $72.5 million and is expected to be substantially lower beginning in 2015.

As of January 3, 2014, December 28, 2012 and December 30, 2011, we had $14.0 million, $15.4 million and $16.7 million of unrecognized tax benefits, respectively. Included in the balance of unrecognized tax benefits at the end of fiscal year 2013 were $9.8 million of tax benefits, which, if recognized, would affect our effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Unrecognized tax benefits beginning balance	$15.4	$16.7	$21.5
Gross increase – tax positions in prior years	1.7	1.2	2.7
Gross decrease – tax positions in prior years	(0.2)	(1.2)	(3.6)
Gross increase – current period tax positions	—	1.2	—
Settlements	(1.4)	(0.2)	(0.2)
Lapse of statute of limitations	(1.5)	(2.4)	(3.7)
Unrecognized tax benefits acquired in current year	—	0.1	—
Unrecognized tax benefits ending balance	$14.0	$15.4	$16.7

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended January 3, 2014, December 28, 2012 and December 30, 2011, we recognized $0.5 million, $(1.4) million and $(1.4) million, respectively, in interest and penalties. We have accrued approximately $5.8 million, $5.3 million and $6.7 million in interest and penalties as of January 3, 2014, December 28, 2012 and December 30, 2011, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.

The income before income taxes, by geographic area, was as follows:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Income before income taxes and noncontrolling interests:
United States	$445.2	$534.9	$158.3
International	51.8	80.8	70.7
Total income before income taxes and noncontrolling interests	$497.0	$615.7	$229.0